RELATED PARTY TRANSACTIONS - A summary of significant related party transactions (Details) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 CNY (¥)
Provision of exploration, oil and gas development, oil and gas production as well as marketing, management and ancillary services by the CNOOC Group to the Group
Provision of exploration and support services			¥ 12,924,000,000	$ 1,880	¥ 6,881,000,000	¥ 7,359,000,000
Provision of marketing, management and ancillary services (note b)			7,286,000,000	$ 1,060	6,861,000,000	6,493,000,000
Interest income received by the Group
Interest income from deposits in CNOOC Finance			796,000,000		653,000,000	901,000,000
Balances with the CNOOC Group
Amount due to CNOOC - included in other payables and accrued liabilities			147,000,000		193,000,000		$ 21
Amount due to other related parties - included in trade and accrued payables			19,641,000,000		16,651,000,000		2,857
Borrowings from CNOOC (note g)			4,760,000,000		4,532,000,000		692
Amounts due from other related parties - included in other current assets			7,635,000,000		7,874,000,000		1,111
Transactions and balances with other state-owned enterprises
Cash and cash equivalents			14,432,000,000		12,572,000,000	13,735,000,000	2,099	$ 1,829	¥ 11,867,000,000
Time deposits with maturity over three months			13,760,000,000		15,380,000,000		$ 2,001
Specified dismantlement fund accounts (note 18)			¥ 8,100,000,000		¥ 7,555,000,000
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited (note h)
Interest rate			3.86%		2.52%		3.86%	2.52%
CNOOC Group [member]
Provision of exploration, oil and gas development, oil and gas production as well as marketing, management and ancillary services by the CNOOC Group to the Group
Provision of exploration and support services			¥ 7,378,000,000		¥ 5,912,000,000	4,357,000,000
Inclusive of amounts capitalized under property, plant and equipment			3,803,000,000		3,392,000,000	2,364,000,000
Provision of oil and gas development and support services			24,043,000,000		16,317,000,000	14,214,000,000
Provision of oil and gas production and support services (note a)			9,284,000,000		8,894,000,000	7,250,000,000
Provision of marketing, management and ancillary services (note b)			1,373,000,000		1,450,000,000	994,000,000
FPSO vessel leases (note c)			1,213,000,000		1,383,000,000	1,551,000,000
Total expenses arising from povision of exploration, oil and gas development, oil and gas production as well as marketing, management and ancillary services by the CNOOC Group to the Group			43,291,000,000		33,956,000,000	28,366,000,000
Sales of petroleum and natural gas products by the Group to the CNOOC Group
Sales of petroleum and natural gas products (other than long-term sales of natural gas and liquefied natural gas) (note d)			131,730,000,000		109,518,000,000	88,682,000,000
Long term sales of natural gas and liquefied natural gas (note e)			15,316,000,000		9,837,000,000	8,663,000,000
Total revenue from sales of petroleum and natural gas products by the Group to the CNOOC Group			147,046,000,000		119,355,000,000	97,345,000,000
Interest income received by the Group
Interest income from deposits in CNOOC Finance						¥ 564,000,000
CNOOC [member]
Balances with the CNOOC Group
Amount due to CNOOC - included in other payables and accrued liabilities			147,000,000		193,000,000
Amount due to other related parties - included in trade and accrued payables			19,641,000,000		16,651,000,000
Amounts payable, related party transactions			19,788,000,000		16,844,000,000
Borrowings from CNOOC (note g)			4,760,000,000		4,532,000,000
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited (note h)
Term of uncommitted revolving loan facility	5 years
Outstanding Principal Amount | $	$ 600
Interest rate	0.95%
Withdrawal amount of the loan | $							$ 564	$ 564
CNOOC [member] | CNOOC International Limited [member]
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited (note h)
Term of uncommitted revolving loan facility		5 years
Outstanding Principal Amount | $		$ 135
Interest rate		0.95%
Withdrawal amount of the loan | $							$ 130	$ 130
Other related parties [member]
Balances with the CNOOC Group
Amounts due from other related parties - included in trade receivables			14,058,000,000		12,401,000,000
Amounts due from other related parties - included in other current assets			1,434,000,000		513,000,000
Amounts receivable, related party transactions			15,492,000,000		12,914,000,000
CNOOC Finance Corporation Limited [member]
Interest income received by the Group
Interest income from deposits in CNOOC Finance			391,000,000		360,000,000
Deposits balances made by the Group
Deposits in CNOOC Finance			¥ 23,052,000,000		19,465,000,000
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited (note h)
Proportion of ownership interest in associate			31.80%	31.80%
A joint venture [member]
Balance with a joint venture
Amount due from a joint venture - included in other current assets			¥ 137,000,000		126,000,000
State-owned enterprises [member]
Transactions and balances with other state-owned enterprises
Cash and cash equivalents			2,688,000,000		3,824,000,000
Time deposits with maturity over three months			227,000,000		13,000,000
Specified dismantlement fund accounts (note 18)			8,100,000,000		7,555,000,000
Total cash in bank and time deposits with certain state-owned banks in the PRC			11,015,000,000		11,392,000,000
China United Coalbed Methane Corporation Limited [member]
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited (note h)
Accumulated investment			¥ 2,346,000,000		1,940,000,000
Minimum [member] | CNOOC Group [member]
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited (note h)
Term of long term sale contracts			5 years	5 years
Maximum [member] | CNOOC Group [member]
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited (note h)
Term of long term sale contracts			20 years	20 years
Maximum [member] | CNOOC Finance Corporation Limited [member]
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited (note h)
Maximum daily outstanding balance for deposits from related parties			¥ 23,500,000,000		¥ 19,500,000,000